Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	HIGHWAY HOLDINGS LIMITED
Entity Central Index Key	0001026785
Entity File Number	001-38490
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suite 1801
Entity Address, Address Line Two	Level 18
Entity Address, Address Line Three	Landmark North 39 Lung Sum AvenueSheung Shui
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,401,825
Common Shares, $0.01 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	HIHO
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Roland Kohl
Contact Personnel Email Address	roland.kohl@highwayholdings.com
Contact Personnel Fax Number	(852) 2343-4976
Entity Address, Address Line One	Suite 1801
Entity Address, Address Line Two	Level 18
Entity Address, Address Line Three	Landmark North39 Lung Sum AvenueSheung Shui
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	(852)
Local Phone Number	2344-4248